Balance Sheet Components - Schedule of Expected Future Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Remaining nine months of fiscal 2018	$ 1,590
2019	2,031
2020	1,140
2021	347
2022	58
Net Book Value	$ 5,166	$ 7,051	$ 9,036